Note 6 - Indebtedness (Details Textual) - USD ($)				2 Months Ended	12 Months Ended
	Oct. 06, 2020	May 01, 2020	Jun. 30, 2019	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Convertible Debt						$ 810,000
Intrinsic Value of Convertible Debt with Conversion Feature						$ 353,000
Proceeds from Paycheck Protection Program Under CARES Act		$ 103,000
Conversion from Debt to Common Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 3.50
Debt Conversion, Original Debt, Amount			$ 2,200,000
Debt Conversion, Accrued Interest, Amount			$ 105,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)			651,758
Warrants In Connection with 2018 Convertible Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				1,243,498
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 4.50
Warrants and Rights Outstanding, Term (Year)				5 years
Warrants Upon Issuance, Fair Value				$ 2,500,000
The 2018 Notes [Member]
Proceeds from Convertible Debt				2,200,000
Convertible Debt, Mandatory Conversion Threshold, Gross Proceeds from Sale of Equity Securities				6,000,000
Class of Warrant or Right, Principal Amount of Every Amount Of Notes Purchased				3.50
Intrinsic Value of Convertible Debt with Conversion Feature				$ 900,000
The 2018 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 3.50
Unsecured Promissory Note [Member]
Repayments of Unsecured Debt	$ 742,000